Note 19 - Trade and Other Receivables - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Trade receivables	$ 3,866	$ 4,959	$ 3,112
Trade receivable, 0-90 days [Member]
Statement Line Items [Line Items]
Trade receivables	3,306	4,918	3,055
Trade Receivables, Greater than 90 Days [Member]
Statement Line Items [Line Items]
Trade receivables	$ 560	$ 41	$ 57